Organization, Operations and Summary of Significant Accounting Policies: Income Tax Policy (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Details
Net operating loss carryforwards	$ 8,991,319
Net operating loss valuation allowance	2,015,351	$ 1,997,351
Change in the valuation allowance for U.S. tax purposes	$ 18,000	$ 67,310